UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21926

MORGAN STANLEY CHINA A SHARE FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/09

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
COMMON STOCKS (90.7%)
(Unless Otherwise Noted)
Auto Components (2.0%)
Huayu Automotive Systems Co., Ltd., Class A (a)	8,461,972	$10,202

Capital Markets (5.5%)
Citic Securities Co., Ltd./China, Class A	7,609,425	27,879

Commercial Banks (18.5%)
Bank of Beijing Co., Ltd., Class A	8,473,018	21,387
Bank of China Ltd., Class H	13,911,000	7,324
Bank of Communications Co., Ltd., Class A	14,430,615	17,609
Bank Of Nanjing Co., Ltd., Class A	3,143,100	8,122
China Citic Bank, Class A	7,297,918	6,008
China Construction Bank Corp., Class A	11,559,619	9,449
China Merchants Bank Co., Ltd., Class A	5,579,895	12,081
Industrial Bank Co., Ltd., Class A	1,293,709	6,404
Shanghai Pudong Development Bank, Class A	1,753,997	5,049
		93,433
Construction Materials (6.0%)
Anhui Conch Cement Co., Ltd., Class A	2,830,329	17,841
China National Building Material Co., Ltd., Class H	2,460,000	5,790
China Resources Cement Holdings Ltd., Class H (a)	1,490,000	757
Gansu Qilianshan Cement Group Co., Ltd., Class A	3,415,900	6,055
		30,443
Electrical Equipment (2.6%)
Shanghai Zhixin Electric Co., Ltd., Class A	2,262,805	6,139
TBEA Co., Ltd., Class A	2,335,450	7,263
		13,402
Health Care Providers & Services (0.2%)
Sinopharm Group Co., Class H (a)	360,800	914

Hotels, Restaurants & Leisure (1.0%)
Wynn Macau Ltd., Class H (a)	3,743,200	4,918

Household Durables (3.3%)
Gree Electric Appliances, Inc., Class A	5,148,344	16,441

Independent Power Producers & Energy Traders (1.6%)
Huadian Power International Co., Class H (a)	24,590,000	7,932

Insurance (7.0%)
Ping An Insurance Group Co. of China Ltd., Class H	806,000	6,396
Ping An Insurance Group Co. of China Ltd., Class A	3,931,800	29,202
		35,598
Machinery (11.1%)
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class A	4,532,064	15,868
China South Locomotive & Rolling Stock Corp., Class H	15,410,000	8,968
Sany Heavy Industry Co., Ltd., Class A	2,477,471	12,042
Zhengzhou Yutong Bus Co., Ltd., Class A	8,907,974	19,104
		55,982
Metals & Mining (6.4%)
Angang Steel Co., Ltd., Class A	6,368,801	10,580
Fushan International Energy Group Ltd., Class H (a)	9,216,000	6,184
Lingyuan Iron & Steel Co., Ltd., Class A	7,960,997	9,411
Wuhan Iron & Steel Co., Ltd., Class A	5,944,275	6,035
		32,210
Multiline Retail (2.0%)
Beijing Wangfujing Department Store Group Co., Ltd., Class A	2,112,620	9,885

Oil, Gas & Consumable Fuels (11.1%)
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	3,922,142	15,031
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	7,270,667	33,348
Yanzhou Coal Mining Co., Ltd., Class H	5,272,000	7,605
		55,984
Real Estate Management & Development (10.6%)
China Merchants Property Development Co., Ltd., Class A	4,767,346	17,459
Gemdale Corp., Class A	7,985,521	15,055
Poly Real Estate Group Co., Ltd., Class A	4,469,537	15,806
Shenzhen Investment Ltd., Class H	12,970,000	5,021
		53,341
Textiles, Apparel & Luxury Goods (1.8%)
China Dongxiang Group Co., Class H	13,705,000	9,143
TOTAL COMMON STOCKS (Cost $377,594)		457,707

INVESTMENT COMPANY (3.1%)
iShares FTSE/Xinhua A50 CHINA Index ETF (Cost $17,205)	8,974,300	15,563

PARTICIPATION NOTES (4.4%)
Commercial Banks (4.4%)
UBS AG, China Construction Bank Corp., Class A, Equity Linked Notes, Zero Coupon, 9/20/10 (a)	2,926,300	2,392
UBS AG, China Merchants Bank Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 11/21/09 (a)	3,216,850	6,963
UBS AG, Industrial Bank Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 5/20/11 (a)	1,204,700	5,963

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

	Shares	Value (000)
Commercial Banks (cont’d)
UBS AG, Shanghai Pudong Development Bank, Class A, Equity Linked Notes, Zero Coupon, 2/26/10 (a)	2,357,100	$6,785
TOTAL PARTICIPATION NOTES (Cost $25,563)		22,103

SHORT-TERM INVESTMENT (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $6,224)	6,223,985	6,224
TOTAL INVESTMENTS (99.4%) (Cost $426,586) +		501,597
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		3,013
NET ASSETS (100%)		$504,610

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended September 30, 2009, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $29,000. For the period ended September 30, 2009, the approximate cost of purchases and sales in the Liquidity Fund were $113,571,000 and $144,916,000, respectively.

+

At September 30, 2009, the U.S. Federal income tax cost basis of investments was approximately $426,586,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $75,011,000 of which $94,064,000 related to appreciated securities and $19,053,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	757	$757	10/6/09	HKD	5,870	$757	$—	@

HKD	—	Hong Kong Dollar
USD	—	United States Dollar

@		Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$10,202	$—		$—	$10,202
Capital Markets	27,879	—		—	27,879
Commercial Banks	93,433	—		—	93,433
Construction Materials	30,443	—		—	30,443
Electrical Equipment	13,402	—		—	13,402
Health Care Providers & Services	914	—		—	914
Hotels, Restaurants & Leisure	4,918	—		—	4,918
Household Durables	16,441	—		—	16,441
Independent Power Producers & Energy Traders	7,932	—		—	7,932
Insurance	35,598	—		—	35,598
Machinery	55,982	—		—	55,982
Metals & Mining	32,210	—		—	32,210
Multiline Retail	9,885	—		—	9,885
Oil, Gas & Consumable Fuels	55,984	—		—	55,984
Real Estate Management & Development	53,341	—		—	53,341
Textiles, Apparel & Luxury Goods	9,143	—		—	9,143
Total Common Stocks	457,707	—		—	457,707
Forward Currency Exchange Contracts	—	—	@	—	—	@
Investment Company	15,563	—		—	15,563

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2009 (unaudited)

Fair Value Measurement Information: (cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets: (cont’d)
Participation Notes
Commercial Banks	$22,103	$—		$—	$22,103
Total Participation Notes	22,103	—		—	22,103
Short-Term Investment
Investment Company	6,224	—		—	6,224
Total Assets	501,597	—	@	—	501,597

Total	$501,597	$—	@	$—	$501,597

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments
• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley China A Share Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2009